INVESTMENTS IN ASSOCIATES (Details Textual) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 05, 2019	May 02, 2018	Jan. 19, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Operating Profit				$ 328,294	$ 1,156,632	$ 490,563
Capital commitments				$ 2,711
E2E SA [Member]
Statement [Line Items]
Capital commitments		$ 6,000
Proportion of ownership interest in associate		50.00%
Parque Eolico Ovejera Sur SpA [Member]
Statement [Line Items]
Capital commitments			$ 892
Proportion of ownership interest in associate			50.00%
Celulosa Arauco Y Constitucion S A [Member]
Statement [Line Items]
Amount of Investments In Associates Sold	$ 101,972
Operating Profit	$ 18,875